Elimination of Deferred Statutory Profit Sharing Liability, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Elimination of Deferred Statutory Profit Sharing Liability, Net
Elimination of Deferred Statutory Profit Sharing Liability, Net
During the second quarter of 2012, Kansas City Southern (“KCS”) completed an organizational restructuring whereby all employees of KCSM became employees of KCSM Servicios, S.A. de C.V. (“KCSM Servicios”), a wholly-owned subsidiary of KCS. KCSM Servicios provides employee services to KCSM, and KCSM pays KCSM Servicios market-based rates for these services. The effective date of this organizational restructuring was May 1, 2012.
Mexican employees are entitled to receive statutory profit sharing. The related cash payment to employees is based on an employer’s net profit determined under accounting principles prescribed in Mexican law, rather than its net profit determined under U.S. GAAP. U.S. GAAP requires the recording of deferred liabilities or assets for financial reporting purposes on the differences between the amounts determined under the two different accounting principles.
As a result of the organizational restructuring, KCSM’s obligation to pay statutory profit sharing terminated on the effective date. Accordingly, in the second quarter of 2012, KCSM recognized a $43.0 million net reduction to operating expense. This reduction includes the elimination of $47.8 million of the deferred statutory profit sharing liability, net of $4.8 million of transaction costs. KCSM Servicios became obligated to pay statutory profit sharing to its employees beginning on the effective date of the organizational restructuring.

Elimination of Deferred Statutory Profit Sharing Liability, Net
During the second quarter of 2012, KCS completed an organizational restructuring whereby employees of KCSM became employees of KCSM Servicios, a wholly-owned subsidiary of KCS. KCSM Servicios provides employee services to KCSM, and KCSM pays KCSM Servicios market-based rates for these services. The effective date of this organizational restructuring was May 1, 2012.
Mexican employees are entitled to receive statutory profit sharing. The related cash payment to employees is based on an employer’s net profit determined under accounting principles prescribed in Mexican law, rather than its net profit determined under U.S. GAAP. U.S. GAAP requires the recording of deferred liabilities or assets for financial reporting purposes on the differences between the amounts determined under the two different accounting principles.
As a result of the organizational restructuring, KCSM’s obligation to pay statutory profit sharing terminated on the effective date. Accordingly, in the second quarter of 2012, KCSM recognized a $43.0 million net reduction to operating expense. This reduction includes the elimination of $47.8 million of the deferred statutory profit sharing liability, net of $4.8 million of transaction costs. KCSM Servicios became obligated to pay statutory profit sharing to its employees beginning on the effective date of the organizational restructuring.